Award Timing Disclosure	12 Months Ended
Jul. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]
AVAILABLE EQUITY AWARDS
Stock Options
Under the 2016 Plan, the Committee may grant incentive and non-statutory stock options. The exercise price of an incentive or non-statutory stock option generally must be at least 100% (and in the case of an incentive stock option granted to a more than 10% Shareholder, 110%) of the fair market value of the Common Stock subject to that option on the date that option is granted. The Committee determines the rate at which options vest (provided options granted under the 2016 Plan may vest only after the expiration of a minimum one-year period from the date of the award) and any other conditions with respect to exercise of the options, in each case subject to the terms of the 2016 Plan. Only employees may be granted incentive stock options. No options were granted or were outstanding in Fiscal Year 2025. The Board has adopted a resolution prohibiting the granting of any stock options, stock appreciation rights, or other stock option-like awards at a time when the Board or Company is aware of material non-public information.

Award Timing Method [Text Block]
Under the 2016 Plan, the Committee may grant incentive and non-statutory stock options. The exercise price of an incentive or non-statutory stock option generally must be at least 100% (and in the case of an incentive stock option granted to a more than 10% Shareholder, 110%) of the fair market value of the Common Stock subject to that option on the date that option is granted. The Committee determines the rate at which options vest (provided options granted under the 2016 Plan may vest only after the expiration of a minimum one-year period from the date of the award) and any other conditions with respect to exercise of the options, in each case subject to the terms of the 2016 Plan. Only employees may be granted incentive stock options. No options were granted or were outstanding in Fiscal Year 2025.
Award Timing Predetermined [Flag]	true
Award Timing MNPI Considered [Flag]	true
Award Timing, How MNPI Considered [Text Block]	The Board has adopted a resolution prohibiting the granting of any stock options, stock appreciation rights, or other stock option-like awards at a time when the Board or Company is aware of material non-public information.